Discontinued Operations - Schedule of Statements of Operations for the Company’s Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statements of Operations for the Company’s Discontinued Operations [Abstract]
Revenue					$ 24,845,606	$ 46,628,841
Operating expenses:
Cost of revenues					19,626,083	35,393,519
Depreciation and amortization				$ 107,627	100,572	524,910
Salaries and wages		825,286	1,136,044	3,422,824	4,099,153	4,077,204
General and administrative		125,891	505,578	1,249,979	1,974,718	4,121,068
Goodwill impairment						11,826,894
Total operating expenses		3,985,786	5,773,800	21,175,132	25,800,526	55,943,595
Income (loss) from operations		61,335	1,784,730	87,802	(954,920)	(9,314,754)
Other income:
(Loss) gain on disposal of subsidiary				(1,434,392)	(1,434,392)	919,873
Exchange loss					(923)	(6,701)
Gain on sale of asset		204,081		204,081
Interest expense						(1,748)
PPP loan forgiveness						2,000,000
Total other income (expense)		204,081	7,952,273	(1,231,234)	(1,435,315)	2,911,424
Pre-tax income (loss) from operations		265,416	9,737,003	(1,143,432)	(2,390,235)	(6,403,330)
Provision for income taxes
Net income (loss) from discontinued operations, net of tax		$ 265,416	$ 9,737,003	$ (1,143,432)	$ (2,390,235)	$ (6,403,330)